UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22540

FQF Trust

(Exact name of registrant as specified in charter)

53 State Street

Suite 1308

Boston, MA 02109

(Address of principal executive offices) (Zip code)

William H. DeRoche, President

53 State Street, Suite 1308

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: June 30, 2019

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report

June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as your brokerage firm).

Alternatively, you may elect to receive paper copies of all future reports free of charge by contacting your financial intermediary. Your election to receive reports in paper may apply to all funds held in your account(s) that you invest in through your financial intermediary.

Investors should consider the investment objectives, risks, charges and expenses carefully before investing. For a prospectus or summary prospectus with this and other information about the Funds, please call (833) AGF-FUND (833-243-3863) or visit our website at www.AGF.com. Read the prospectus or summary prospectus carefully before investing.

Investing involves risk including loss of principal. Equity securities are volatile and can decline significantly in response to broad market and economic conditions. Investments in global equities may be significantly affected by political or economic conditions and regulatory requirements in a particular country. International markets can involve risks of currency fluctuation, political and economic instability, different accounting standards and foreign taxation. Emerging or frontier markets involve exposure to economic structures that are generally less diverse and mature. The less developed the market, the riskier the security. Such securities may be less liquid and more volatile.

Additional risks for the AGF Global Sustainable Growth Equity Fund:

The universe of sustainable investments may be smaller than that of other funds that do not focus on sustainable development issuers. The Fund may forgo opportunities to gain exposure to certain attractive companies in certain industries and sectors, such as fossil fuel producers, and may have a reduced weighting in others, due to their lack of positive exposure to sustainability themes. Because of these themes, the Fund may underperform the market as a whole if such investments underperform the market.

Distributor: Foreside Fund Services, LLC

i	Management Discussion of Fund Performance
Schedule of Investments
1	AGF Global Equity Fund
3	AGF Global Sustainable Growth Equity Fund
5	Statements of Assets and Liabilities
6	Statements of Operations
7	Statements of Changes in Net Assets
8	Financial Highlights
10	Notes to Financial Statements
23	Report of Independent Registered Public Accounting Firm
24	Expense Examples
26	Board Consideration of the Investment Advisory Agreement
28	Additional Information
29	Trustees and Officers of FQF Trust

Investments carry risks, including possible loss of principal. Additional risks may be associated with investments outside the United States, especially in emerging markets, including currency fluctuations, illiquidity, volatility, and political and economic risks. Investments in small- and mid-capitalization companies may increase the risk of greater price fluctuations. Please see the Funds’ prospectus for a discussion of the risks associated with an investment in the Funds. Investments in the Funds are not FDIC insured, nor are they bank deposits or guaranteed by a bank or any other entity. Funds invested in a smaller number of holdings may expose an investor to greater volatility.

Management Discussion of Fund Performance

AGF Global Equity Fund (Unaudited):

During the Annual Period (July 1, 2019 through June 30, 2019), Class I and Class R6 of AGF Global Equity Fund (the “Fund”) each returned 4.12% and under-performed its benchmark, the MSCI All Country World Net Index, which returned 5.74%. The Fund’s relative under-performance was driven by country allocation, while security selection contributed positively to returns.

In terms of country allocation, the Fund’s overweight exposure to South Korea, Japan and Belgium detracted from returns, while its overweight exposure to Thailand and Singapore as well as its underweight exposure to the United Kingdom (“UK”) contributed positively. The Fund’s security selection in Japan, South Korea and China/Hong Kong contributed positively to performance, while security selection in the UK, Israel and Austria detracted. The Fund’s modest exposure to cash also detracted from the Fund's performance given the rising market environment.

During the reporting period, the Fund was overweight in its exposure to South Korea and Japan, as the country allocation framework (“Framework”) indicated attractive valuations in both countries. Risk characteristics are solid in South Korea and reasonable in Japan with relatively high current account surplus to gross domestic product ratios. In addition, South Korea maintains a solid return on assets, while Japan maintains a reasonably low beta. The Fund was also overweight in its exposure to Thailand and Singapore, as the Framework indicated favorable risk characteristics in both countries. In addition, return on assets is solid in Thailand and reasonable in Singapore. Valuations are also attractive in Singapore.

Growth of a $10,000 Investment Since Inception at Net Asset Value*

*	The line graph represents historical performance of a hypothetical investment of $10,000 from November 3, 2017 (Commencement of Operations) to June 30, 2019 assuming the reinvestment of distributions.

i

Average Annual Total Returns Since Inception through June 30, 2019

	1 Year	Since Inception
AGF Global Equity Fund Class I Shares	4.12%	0.16%
AGF Global Equity Fund Class R6 Shares	4.12%	0.16%
MSCI All Country World Net Index(1)	5.74%	5.17%
(1)	The performance of the MSCI All Country World Net Index is reduced by the taxes on dividends paid by the international securities issuers in the index.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns less than one year are not annualized. As stated in the current prospectus, the Adviser has contractually undertaken until November 1, 2021 to waive fees and/or reimburse expenses of the Fund (the “Expense Cap”) so that the total annual operating expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of its investments, and acquired (underlying) fund fees and expenses) for Class I shares and Class R6 shares do not exceed 0.80% of the average daily net assets of each share class. As stated in the current prospectus, the current gross and net expense ratios for both classes are 29.62% and 0.86% respectively. Refer to the financial highlights herein for the most recent expense ratios. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please call (833) AGF-FUND (833-243-3863). Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees and expenses reduce Fund returns. One cannot invest directly in an index.

The views expressed in this letter are those of AGF Investments America Inc. as of June 30, 2019, and may not necessarily reflect the view on the date this letter is first published or anytime thereafter. These views are intended to help shareholders in understanding the Fund’s present investment methodology and do not constitute investment advice.

AGF Global Sustainable Growth Equity Fund (Unaudited):

During the Annual Period (July 1, 2018 through June 30, 2019), Class I and Class R6 of AGF Global Sustainable Growth Equity Fund (the “Fund”) each returned 7.73% and out-performed its benchmark, the MSCI World Net Index, which returned 6.33%. The Fund’s security selection in the health care, energy, utilities, industrials and real estate sectors contributed to relative performance. Additionally, the Fund’s underweight allocations to the energy and financials sectors also contributed along with its overweight allocation to the information technology sector. These contributing factors were partially offset by the Fund’s negative security selection in the consumer discretionary and consumer staples sectors.

From a geographic perspective, the Fund’s allocations to the United States, the UK and Japan contributed to relative performance, while its allocations to the Netherlands, Finland and Italy detracted.

From a thematic perspective, sustainable themes generally out-performed compared to the broader markets during the reporting period. Companies in the Water and Wastewater Solutions theme and the Health and Well Being theme were the strongest contributors, as sub-themes such as Irrigation, Water Treatment, and Healthy Living did well. This was partially offset by the Fund’s allocation to the Energy and Power Technologies theme, which under-performed as companies in the Electric Vehicle and Autonomous Transport sub-theme lagged the broader market.

Growth of a $10,000 Investment Since Inception at Net Asset Value*

*	The line graph represents historical performance of a hypothetical investment of $10,000 from November 3, 2017 (Commencement of Operations) to June 30, 2019 assuming the reinvestment of distributions.

Average Annual Total Returns Since Inception through June 30, 2019

	1 Year	Since Inception
AGF Global Sustainable Growth Equity Fund - Class I Shares	7.73%	4.47%
AGF Global Sustainable Growth Equity Fund - Class R6 Shares	7.73%	4.47%
MSCI World Net Index(1)	6.33%	6.11%
(1)	The performance of the MSCI World Net Index is reduced by the taxes on dividends paid by the international securities issuers in the index.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns less than one year are not annualized. As stated in the current prospectus, the Adviser has contractually undertaken until November 1, 2021 to waive fees and/or reimburse expenses of the Fund (the “Expense Cap”) so that the total annual operating expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of its investments, and acquired (underlying) fund fees and expenses) for Class I shares and Class R6 shares do not exceed 0.80% of the average daily net assets of each share class. As stated in the current prospectus, the current gross and net expense ratios for both classes are 28.87% and 0.80% respectively. Refer to the financial highlights herein for the most recent expense ratios. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please call (833) AGF-FUND (833-243-3863). Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees and expenses reduce Fund returns. One cannot invest directly in an index.

The views expressed in this letter are those of AGF Investments America Inc. as of June 30, 2019, and may not necessarily reflect the view on the date this letter is first published or anytime thereafter. These views are intended to help shareholders in understanding the Fund’s present investment methodology and do not constitute investment advice.

FQF Trust
AGF Global Equity Fund
Schedule of Investments
June 30, 2019

Investments	Number of Shares	Value
Common Stocks – 91.8%
Aerospace & Defense – 4.0%
Huntington Ingalls Industries, Inc.	27	$6,068
Northrop Grumman Corp.	74	23,910
		29,978
Auto Components – 0.0%(a)
Garrett Motion, Inc.*	22	338
Banks – 8.2%
Banco Santander SA	620	2,877
BNP Paribas SA	45	2,137
DBS Group Holdings Ltd.	404	7,752
ING Groep NV	511	5,924
JPMorgan Chase & Co.	219	24,484
Kasikornbank PCL	704	4,350
Komercni banka A/S	227	9,045
Lloyds Banking Group plc	1,201	863
Shinhan Financial Group Co. Ltd.	99	3,850
		61,282
Beverages – 1.7%
Anheuser-Busch InBev SA/NV	145	12,834
Biotechnology – 2.3%
AbbVie, Inc.	167	12,144
China Biologic Products Holdings, Inc.*	51	4,861
		17,005
Building Products – 0.1%
Resideo Technologies, Inc.*	33	723
Capital Markets – 4.8%
Invesco Ltd.	298	6,097
Moody’s Corp.	154	30,078
		36,175
Chemicals – 1.3%
AdvanSix, Inc.*	11	269
Arkema SA	6	558
Nutrien Ltd.	167	8,928
		9,755
Commercial Services & Supplies – 5.5%
Brambles Ltd.	1,088	9,838
Waste Management, Inc.	276	31,842
		41,680
Consumer Finance – 1.7%
Synchrony Financial	363	12,585
Diversified Telecommunication Services – 3.8%
AT&T, Inc.	273	9,148
Nippon Telegraph & Telephone Corp.	422	19,637
		28,785
Electrical Equipment – 1.8%
Schneider Electric SE	147	13,332
Electronic Equipment, Instruments & Components – 4.1%
Keyence Corp.	50	30,668

Investments	Number of Shares	Value
Energy Equipment & Services – 0.0%(a)
Dolphin Drilling ASA*(b)(c)	90	$11
Equity Real Estate Investment Trusts (REITs) – 0.0%(a)
Keppel REIT	184	171
Food Products – 2.3%
Kraft Heinz Co. (The)	80	2,483
Mondelez International, Inc., Class A	272	14,661
		17,144
Household Durables – 0.6%
Persimmon plc	176	4,464
Household Products – 1.8%
Henkel AG & Co. KGaA	144	13,222
ndustrial Conglomerates – 5.4%
Honeywell International, Inc.	208	36,315
Keppel Corp. Ltd.	797	3,923
		40,238
Insurance – 9.5%
Aflac, Inc.	163	8,934
AIA Group Ltd.	724	7,808
Brighthouse Financial, Inc.*	19	697
Chubb Ltd.	226	33,288
Hannover Rueck SE	50	8,085
MetLife, Inc.	250	12,417
		71,229
Interactive Media & Services – 1.7%
Alphabet, Inc., Class A*	12	12,994
Internet & Direct Marketing Retail – 0.5%
Booking Holdings, Inc.*	2	3,749
IT Services – 0.4%
International Business Machines Corp.	21	2,896
Machinery – 2.3%
AGCO Corp.	223	17,298
Media – 1.4%
Omnicom Group, Inc.	114	9,342
Singapore Press Holdings Ltd.	620	1,118
		10,460
Metals & Mining – 0.8%
voestalpine AG	192	5,932
Oil, Gas & Consumable Fuels – 6.6%
CNOOC Ltd.	7,149	12,227
Exxon Mobil Corp.	178	13,640
Petroleo Brasileiro SA (Preference)	183	1,306
PTT Exploration & Production PCL	457	2,012
Royal Dutch Shell plc, Class B	165	5,408
Williams Cos., Inc. (The)	428	12,001
WPX Energy, Inc.*	240	2,763
		49,357

See accompanying notes to the financial statements.

FQF Trust
AGF Global Equity Fund
Schedule of Investments
June 30, 2019

Investments	Number of Shares	Value
Pharmaceuticals – 5.9%
Astellas Pharma, Inc.	984	$14,010
Bristol-Myers Squibb Co.	201	9,115
Roche Holding AG	64	18,006
Teva Pharmaceutical Industries Ltd., ADR*	379	3,498
		44,629
Technology Hardware, Storage & Peripherals – 6.9%
Canon, Inc.	156	4,552
FUJIFILM Holdings Corp.	247	12,516
Samsung Electronics Co. Ltd., GDR	26	26,442
Western Digital Corp.	177	8,416
		51,926
Tobacco – 6.4%
Altria Group, Inc.	336	15,910
British American Tobacco plc	350	12,219
Philip Morris International, Inc.	250	19,632
		47,761
Total Common Stocks (Cost $705,071)		688,621
Exchange Traded Funds – 9.6%
iShares MSCI ACWI ETF	216	15,921
iShares MSCI China ETF	159	9,452
iShares MSCI Japan ETF	303	16,538
iShares MSCI Norway ETF	128	3,121
iShares MSCI Singapore ETF	531	13,116
iShares MSCI South Korea ETF	169	10,118
iShares MSCI Thailand ETF	40	3,824
Total Exchange Traded Funds (Cost $75,491)		72,090
Total Investments – 101.4% (Cost $780,562)		760,711
Liabilities in excess of other assets – (1.4%)		(10,533)
Net Assets – 100.0%		$750,178
*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Security fair valued as of June 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June 30, 2019 amounted to $11, which represents approximately 0.00% of net assets of the Fund.
(c)	Illiquid security.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$59,251
Aggregate gross unrealized depreciation	(79,930)
Net unrealized depreciation	$(20,679)
Federal income tax cost of investments (including derivative contracts, if any)	$781,390

AGF Global Equity Fund invested, as a percentage of net assets, in the following countries as of June 30, 2019:

Australia	1.3%
Austria	0.8%
Belgium	1.7%
Brazil	0.2%
Canada	1.2%
China	2.3%
Czech Republic	1.2%
France	2.1%
Germany	2.8%
Hong Kong	1.0%
Israel	0.5%
Japan	10.9%
Netherlands	1.5%
Norway	0.0	%(a)
Singapore	1.7%
South Korea	4.0%
Spain	0.4%
Switzerland	2.5%
Thailand	0.9%
United Kingdom	2.3%
United States	62.1%
Other(1)	(1.4)%
	100.0%
(a)	Represents less than 0.05% of net assets.
(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

FQF Trust
AGF Global Sustainable Growth Equity Fund
Schedule of Investments
June 30, 2019

Investments	Number of Shares	Value
Common Stocks – 94.4%
Auto Components – 2.2%
Aptiv plc	278	$22,471
Banks – 2.8%
ING Groep NV	1,340	15,536
Intesa Sanpaolo SpA	5,923	12,675
		28,211
Building Products – 6.9%
Geberit AG (Registered)	22	10,277
Kingspan Group plc	387	21,017
Nibe Industrier AB, Class B	903	13,220
Trex Co., Inc.*	355	25,453
		69,967
Chemicals – 11.5%
Albemarle Corp.	75	5,281
Chr Hansen Holding A/S	191	17,936
Croda International plc	490	31,860
Ecolab, Inc.	227	44,819
Johnson Matthey plc	226	9,555
Umicore SA	232	7,439
		116,890
Commercial Services & Supplies – 4.0%
Waste Connections, Inc.	425	40,622
Electrical Equipment – 2.6%
Legrand SA	245	17,913
Prysmian SpA	416	8,586
		26,499
Electronic Equipment, Instruments & Components – 14.4%
Amphenol Corp., Class A	179	17,173
Halma plc	1,278	32,785
Hexagon AB, Class B	253	14,048
Keyence Corp.	63	38,642
Samsung SDI Co. Ltd.	61	12,494
Trimble, Inc.*	676	30,494
		145,636
Energy Equipment & Services – 0.5%
Secure Energy Services, Inc.	963	5,251
Equity Real Estate Investment Trusts (REITs) – 3.9%
Equinix, Inc.	48	24,206
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	558	15,724
		39,930
Food & Staples Retailing – 0.9%
Sprouts Farmers Market, Inc.*	484	9,143
Food Products – 3.4%
Kerry Group plc, Class A	286	34,147
Health Care Equipment & Supplies – 9.9%
Asahi Intecc Co. Ltd.	926	22,795
Danaher Corp.	313	44,734

Investments	Number of Shares	Value
Medtronic plc	337	$32,820
		100,349
Industrial Conglomerates – 4.5%
Roper Technologies, Inc.	125	45,782
Leisure Products – 3.2%
Shimano, Inc.	215	31,966
Life Sciences Tools & Services – 5.1%
Thermo Fisher Scientific, Inc.	174	51,100
Machinery – 6.9%
Cummins, Inc.	48	8,224
NFI Group, Inc.	422	11,891
Wabtec Corp.	202	14,496
Xylem, Inc.	419	35,045
		69,656
Semiconductors & Semiconductor Equipment – 5.2%
Analog Devices, Inc.	166	18,736
Cree, Inc.*	254	14,270
First Solar, Inc.*	158	10,378
Monolithic Power Systems, Inc.	71	9,640
		53,024
Software – 4.3%
ANSYS, Inc.*	53	10,856
Dassault Systemes SE	202	32,226
		43,082
Water Utilities – 2.2%
American Water Works Co., Inc.	192	22,272
Total Common Stocks (Cost $848,620)		955,998
Master Limited Partnerships – 2.3%
Independent Power and Renewable Electricity Producers – 2.3%
Brookfield Renewable Partners LP (Cost $21,952)	659	22,796
Total Investments – 96.7% (Cost $870,572)		978,794
Other Assets Less Liabilities – 3.3%		33,669
Net Assets – 100.0%		$1,012,463
*	Non-income producing security.

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$131,511
Aggregate gross unrealized depreciation	(24,217)
Net unrealized appreciation	$107,294
Federal income tax cost of investments (including derivative contracts, if any)	$871,500

See accompanying notes to the financial statements.

FQF Trust
AGF Global Sustainable Growth Equity Fund
Schedule of Investments
June 30, 2019

AGF Global Sustainable Growth Equity Fund invested, as a percentage of net assets, in the following countries as of June 30, 2019:

Belgium	0.7%
Canada	4.0%
Denmark	1.8%
France	5.0%
Ireland	5.5%
Italy	2.1%
Japan	9.2%
Netherlands	1.5%
South Korea	1.2%
Sweden	2.7%
Switzerland	1.0%
United Kingdom	7.3%
United States	54.7%
Other(1)	3.3%
100.0%
(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

FQF Trust

Statements of Assets and Liabilities
June 30, 2019

	AGF Global Equity Fund	AGF Global Sustainable Growth Equity Fund
ASSETS:
Investments in securities, at value(1)	$760,711	$978,794
Cash	—	36,311
Foreign cash(2)	8,414	4,654
Receivables:
Securities sold	—	19,377
Dividends and interest	1,877	800
Foreign Tax Reclaims	75	—
Investment adviser (Note 4)	51,207	50,594
Prepaid expenses	9,953	9,953
Total Assets	832,237	1,100,483
LIABILITIES:
Cash overdraft	4,115	—
Payables:
Securities purchased	—	9,699
Administration fees	18,750	18,750
Transfer Agent fees	13,420	13,420
Trustees fees	2,518	2,518
Custodian and Accounting fees	9,381	9,758
Professional fees	29,530	29,530
Accrued expenses and other liabilities	4,345	4,345
Total Liabilities	82,059	88,020
Net Assets	$750,178	$1,012,463
NET ASSETS CONSIST OF:
Paid in capital	$763,411	$953,238
Distributable earnings (loss) (Note 2)	(13,233)	59,225
Net Assets	$750,178	$1,012,463
NET ASSETS:
Class I	$375,089	$609,659
Class R6	375,089	402,804
Total	$750,178	$1,012,463
SHARES OUTSTANDING (unlimited number of shares authorized)
Class I	38,313	57,040
Class R6	38,312	37,687
Total	76,625	94,727
NET ASSET VALUE
Class I	$9.79	$10.69
Class R6	9.79	10.69
(1) Investments in securities, at cost	$780,562	$870,572
(2) Cost of foreign cash	$8,299	$4,584

See accompanying notes to the financial statements.

FQF Trust

Statements of Operations
For the Year Ended June 30, 2019

	AGF Global Equity Fund	AGF Global Sustainable Growth Equity Fund
INVESTMENT INCOME:
Dividend income	$21,099	$11,186
Foreign withholding tax on dividends	(1,218)	(980)
Total Investment Income	19,881	10,206
EXPENSES:
Investment advisory fees (Note 4)	4,637	4,968
Administration fees	75,185	75,185
Registration and filing fees	27,274	27,274
Professional fees	114,640	114,640
Trustee fees	10,903	10,903
Custodian and Accounting fees	39,085	37,332
Transfer Agent fees	55,390	55,390
CCO fees	13,433	13,433
Treasurer fees	20,750	20,750
Other fees	18,979	18,576
Total Expenses before Adjustments	380,276	378,451
Less: waivers and/or reimbursements by Adviser (Note 4)	(374,569)	(372,335)
Total Expenses after Adjustments	5,707	6,116
Net Investment Income	14,174	4,090
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(4,782)†	(44,401)
Foreign currency transactions	(188)	(708)
Net Realized Loss	(4,970)	(45,109)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investment in securities	20,185	105,023
Translation of assets and liabilities denominated in foreign currencies	122	70
Net Change in Unrealized Appreciation	20,307	105,093
Net Realized and Unrealized Gain (Loss)	15,337	59,984
Net Increase (Decrease) in Net Assets Resulting from Operations	$29,511	$64,074
†	Net of foreign capital gains tax of $2.

See accompanying notes to the financial statements.

FQF Trust

Statements of Changes in Net Assets

	AGF Global Equity Fund		AGF Global Sustainable Growth Equity Fund
	Year Ended June 30, 2019	For the period 11/3/2017(a) – 6/30/2018	Year Ended June 30, 2019	For the period 11/3/2017(a) – 6/30/2018
OPERATIONS:
Net investment income	$14,174	$9,954	$4,090	$3,418
Net realized gain (loss)	(4,970)	2,343	(45,109)	(7,747)
Net unrealized appreciation (depreciation)	20,307	(40,036)	105,093	3,181
Net Increase (Decrease) in Net Assets Resulting from Operations	29,511	(27,739)	64,074	(1,148)
DISTRIBUTIONS (Note 2)
Distributable earnings
Class I	(7,549)	—	(1,860)	—
Class R6	(7,549)	—	(1,860)	—
Total Distributions	(15,098)	—	(3,720)	—
CAPITAL TRANSACTIONS:
Class I
Capital shares issued	$1,000	$375,048	$200,000	$375,048
Capital shares issued in reinvestment of distributions	6,707	—	1,581	—
Cost of shares redeemed	(1,005)	—	—	—
Total Class I transactions	6,702	375,048	201,581	375,048
Class R6
Capital shares issued	—	375,047	—	375,047
Capital shares issued in reinvestment of distributions	6,707	—	1,581	—
Total Class R6 transactions	6,707	375,047	1,581	375,047
Net Increase in Net Assets Resulting from Capital Transactions	$13,409	$750,095	$203,162	$750,095
Total Increase in Net Assets	27,822	722,356	263,516	748,947
NET ASSETS:
Beginning of year	722,356	—	748,947	—
End of Year	$750,178	$722,356	$1,012,463	$748,947
SHARE TRANSACTIONS:
Class I
Beginning of year	37,505	—	37,505	—
Capital shares issued	105	37,505	19,353	37,505
Capital shares issued in reinvestment of distributions	808	—	182	—
Capital shares redeemed	(105)	—	—	—
Total Class I – Shares Outstanding, End of Year	38,313	37,505	57,040	37,505
Class R6
Beginning of year	37,505	—	37,505	—
Capital shares issued	—	37,505	—	37,505
Capital shares issued in reinvestment of distributions	807	—	182	—
Total Class R6 – Shares Outstanding, End of Year	38,312	37,505	37,687	37,505
Shares Outstanding, End of Year	76,625	75,010	94,727	75,010
(a)	Commencement of investment operations.

See accompanying notes to the financial statements.

FQF Trust

Financial Highlights for a share outstanding throughout the period:

	PER SHARE OPERATING PERFORMANCE
	Investment Operations				Distributions
	Net asset value, beginning of period	Net investment Income(a)	Net realized and unrealized gain (loss) from investments	Total investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period
AGF Global Equity Fund – Class I
Year Ended June 30, 2019	$9.63	0.19	0.17	0.36	(0.15)	(0.05)	—	(0.20)	$9.79
For the period 11/03/17* – 6/30/2018	$10.00	0.13	(0.50)	(0.37)	—	—	—	—	$9.63
AGF Global Equity Fund – Class R6
Year Ended June 30, 2019	$9.63	0.19	0.17	0.36	(0.15)	(0.05)	—	(0.20)	$9.79
For the period 11/03/17* – 6/30/2018	$10.00	0.13	(0.50)	(0.37)	—	—	—	—	$9.63
AGF Global Sustainable Growth Equity Fund – Class I
Year Ended June 30, 2019	$9.98	0.05	0.71	0.76	(0.05)	—	—	(0.05)	$10.69
For the period 11/03/17* – 6/30/2018	$10.00	0.05	(0.07)	(0.02)	—	—	—	—	$9.98
AGF Global Sustainable Growth Equity Fund – Class R6
Year Ended June 30, 2019	$9.98	0.05	0.71	0.76	(0.05)	—	—	(0.05)	$10.69
For the period 11/03/17* – 6/30/2018	$10.00	0.05	(0.07)	(0.02)	—	—	—	—	$9.98
*	Commencement of investment operations.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not reflect these indirect fees and expenses.

See accompanying notes to the financial statements.

	RATIOS/SUPPLEMENT DATA
	Ratios to average net assets(c)
	Expenses, before reimbursements and/or waivers		Expenses, net of reimbursements and/or waivers		Net investment income	Net investment loss, before reimbursements and/or waivers	Total Return(b)	Portfolio turnover rate(b)	Ending net assets (thousands)
AGF Global Equity Fund – Class I
Year Ended June 30, 2019	53.31	%(d)	0.80	%(d)	1.99%	(50.52)%	4.12%	26%	$375
For the period 11/03/17* – 6/30/2018	29.56	%(d)	0.80	%(d)	1.99%	(26.77)%	(3.70)%	11%	$361
AGF Global Equity Fund – Class R6
Year Ended June 30, 2019	53.31	%(d)	0.80	%(d)	1.99%	(50.52)%	4.12%	26%	$375
For the period 11/03/17* – 6/30/2018	29.56	%(d)	0.80	%(d)	1.99%	(26.77)%	(3.70)%	11%	$361
AGF Global Sustainable Growth Equity Fund – Class I
Year Ended June 30, 2019	49.81%		0.80%		0.54%	(48.47)%	7.73%	37%	$609
For the period 11/03/17* – 6/30/2018	28.87%		0.80%		0.68%	(27.40)%	(0.20)%	12%	$375
AGF Global Sustainable Growth Equity Fund – Class R6
Year Ended June 30, 2019	49.19%		0.80%		0.53%	(47.86)%	7.73%	37%	$403
For the period 11/03/17* – 6/30/2018	28.87%		0.80%		0.68%	(27.40)%	(0.20)%	12%	$374

See accompanying notes to the financial statements.

FQF Trust
Notes to Financial Statements
June 30, 2019

1. Organization

FQF Trust (the “Trust”), a Delaware statutory trust, was formed on November 19, 2009. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently includes two operational series of the AGF Funds: AGF Global Equity Fund and AGF Global Sustainable Growth Equity Fund (each, a “Fund”; collectively, the “Funds”). Each Fund currently offers Class I and Class R6 shares. Each Fund is classified as a “diversified” Fund, pursuant to the 1940 Act.

On November 1, 2017, AGF Investments America Inc. contributed seed capital in the amount of $750,095 ($375,047.50 allocated to each Class I and Class R6) to AGF Global Equity Fund and AGF Global Sustainable Growth Equity Fund. Both AGF Global Equity Fund and AGF Global Sustainable Growth Equity Fund commenced investment operations on November 3, 2017. The Funds had no operations from their initial seeding date of November 1, 2017 until each Fund’s commencement of investment operations date.

The investment objective of each Fund is to provide long-term capital growth. There can be no assurance that the Funds will achieve their respective investment objectives.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and new forms (Form N-PORT and Form N-CEN), as well as amendments to existing forms and rules, including Regulation S-X, to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X include, among other changes, requiring standardized, enhanced disclosures about derivatives in investment company financial statements. The Funds have included disclosures in these financial statements to reflect the amendments to Regulation S-X. These amendments had no effect on the Funds’ net assets or results of operations. The filing compliance date for the Funds for Form N-PORT is no later than April 30, 2020, reflecting data as of March 31, 2020.

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements that have become duplicative, overlapping, or outdated in light of other Commission disclosure requirements, GAAP, or changes in the information environment. The amendments include, among other items, to require presentation of the total, rather than the components, of distributable earnings on the balance sheet, and to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions and to delete the requirement for disclosure of undistributed net investment income on the statement of changes in net assets. The amendments are intended to simplify and update the disclosure of information to investors. The amendments were effective on November 5, 2018. The adoption had no effect on the Funds’ net assets or results of operations.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2019

Investment Valuation

The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. A Fund’s NAV per share is calculated separately for each class of shares of a Fund. NAV per share is computed by adding the total value of a Fund’s investments and other assets, determining the proportion allocable to the particular class, subtracting the liabilities allocable to the class and then dividing that figure by the number of shares outstanding for that class.

The value of each Fund’s securities is based on such securities’ closing price on local markets when available. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available the security will be valued by another method that the Funds’ Valuation Committee believes will better reflect fair value in accordance with the Trust’s valuation guideline which were approved by the Board of Trustees (the “Trustees”). For equity securities, the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value,” that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds. Securities using these valuation adjustments are categorized as Level 2 in the fair value hierarchy.

Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when a security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. Securities of non-exchange-traded and exchange-traded investment companies are valued at their NAV and market value, respectively.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates,prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2019

The following is a summary of the valuations as of June 30, 2019 for each Fund based upon the three levels defined above:

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
AGF Global Equity Fund
Investments
Common Stocks
Energy Equipment & Services	$—	$11	$—	$11
Other*	688,610	—	—	688,610
Total Common Stocks	688,610	11	—	688,621
Exchange Traded Funds	72,090	—	—	72,090
Total Investments	$760,700	$11	$—	$760,711
AGF Global Sustainable Growth Equity Fund
Investments
Common Stocks*	$978,794	$—	$—	$978,794
Total Investments	$978,794	$—	$—	$978,794
*	See Schedules of Investments for presentation by industry type.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions reported on the Statements of Operations arise from sales of foreign currency, realized currency gains or losses, including foreign exchange contracts, between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a

FQF Trust
Notes to Financial Statements (continued)
June 30, 2019

class (such as Rule 12b-1 and administrative services fees) are charged to that specific class. For the year ended June 30, 2019, neither fund incurred class specific expenses such as distribution (12b-1) and administrative service fees.

Taxes and Distributions

Each of the Funds intends to qualify (or continue to qualify) as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for federal income taxes is required in the financial statements.

The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis, management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and ongoing analysis of tax law, regulation, and interpretations thereof.

Dividends and distributions will be automatically reinvested unless requested otherwise. Dividends will differ among classes of the Funds due to differences in distribution and other class-specific operating expenses and will generally be paid at least annually. Capital gains are distributed at least annually.

The tax character of distributions paid may differ from the character of distributions shown on the Financial Highlights due to short-term capital gains being treated as ordinary income for tax purposes.

The tax character of the distributions paid for the tax years ended June 30, 2019 and 2018 were as follows:

Year Ended June 30, 2019				Year Ended June 30, 2018
Fund	Distributions Paid from Ordinary Income	Distributions Paid from Net Long Term Capital Gains	Total Distributions	Distributions Paid from Ordinary Income	Distributions Paid from Net Long Term Capital Gains	Total Distributions
AGF Global Equity Fund	$15,098	$—	$15,098	$—	$—	$—
AGF Global Sustainable Growth Equity Fund	3,720	—	3,720	—	—	—

As of June 30, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*
AGF Global Equity Fund	$11,662	$—	$(4,338)	$(20,557)
AGF Global Sustainable Growth Equity Fund	1,282	—	(49,403)	107,346
*	The differences between the book and tax basis unrealized appreciation (depreciation) is attributable to tax deferral of losses on wash sales, mark to market of passive foreign investment companies (PFICs) and investments in partnerships.

Permanent differences, primarily due to foreign currency gain (loss), investments in partnerships, resulted in reclassifications, as of June 30, 2019, among the Funds’ components of net assets.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. Capital loss carry forwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous law. For the tax year ended June 30, 2019, the following Funds had available capital loss carryforwards to offset future net capital gains to the extent provided by regulations and utilized capital loss carryforwards to offset net capital gains.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2019

Fund	Capital Loss Carryforwards
AGF Global Equity Fund	$3,102
AGF Global Sustainable Growth Equity Fund	28,094

Under current tax rules, Regulated Investment Companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of June 30, 2019, the following Funds will elect to treat the late-year ordinary loss and post-October capital loss deferrals as arising on July 1, 2019:

Fund	Post-October Capital Losses
AGF Global Equity Fund	$1,236
AGF Global Sustainable Growth Equity Fund	21,309

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Large, non-recurring dividends recognized by the Funds are presented separately on the Statements of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Investment Management Fees

AGF Investments America Inc. (the “Adviser”) is the investment adviser to each Fund. Under an investment management agreement between the Adviser and the Trust (the “Management Agreement”), each Fund pays the Adviser a fee at an annualized rate, based on its average daily net assets, of 0.65%.

The Adviser has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class I shares and Class R6 shares do not exceed 0.80% of each share class’ average daily net assets. The Adviser is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Total Annual Fund Operating Expenses do not exceed the then-applicable expense cap or the expense cap in place at the time of the original fee waiver or reimbursement. This agreement will remain in effect until November 1, 2021, and shall renew automatically for one-year terms unless the Adviser provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

For the year ended June 30, 2019, management fee waivers and expense reimbursements were as follows:

Fund	Management Fees Waived	Expense Reimbursements
AGF Global Equity Fund	$4,637	$369,932
AGF Global Sustainable Growth Equity Fund	4,968	367,367

FQF Trust
Notes to Financial Statements (continued)
June 30, 2019

As of June 30, 2019, the amounts eligible for repayment and the associated period of expiration are as follows:

Fund	Expires June 30, 2021	Expires June 30, 2022	Total Eligible for Recoupment
AGF Global Equity Fund	$143,877	$374,569	$518,446
AGF Global Sustainable Growth Equity Fund	141,262	372,335	513,597

5. Administration, Accounting, Custodian and Transfer Agent Fees

JPMorgan Chase Bank, N.A. (“JPMorgan”) acts as administrator (the “Administrator”), fund accounting agent and custodian to the Funds. The Administrator provides the Funds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Funds under federal and state securities laws. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the Funds; each Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement. Each Fund pays the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. As custodian, JPMorgan holds cash, securities and other assets of the Funds as required by the 1940 Act.

U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) serves as the transfer agent to the Funds. The Transfer Agent is responsible for processing purchase and redemption requests and crediting dividends to the accounts of shareholders of the Funds. For its services, the Transfer Agent receives monthly fees charged to the Funds, plus certain charges for securities transactions.

6. Distribution, Service Plan and Fund Officers

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ Distributor. The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. Shares are continuously offered for sale by the Trust through the Distributor. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. No compensation is payable by the Trust to the Distributor for such distribution services. However, the Adviser has entered into an agreement with the Distributor under which it makes payments to the Distributor in consideration for its services under the Distribution Agreement. The payments made by the Adviser to the Distributor do not represent an additional expense to the Trust or its shareholders.

Foreside Fund Officer Services, LLC (“FFOS”), an affiliate of the Distributor, provides a Chief Compliance Officer as well as certain additional compliance support functions to the Funds. Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides a Principal Financial Officer and Treasurer to the Funds. Neither FFOS nor FMS have a role in determining the investment policies of the Trust or Funds, or which securities are to be purchased or sold by the Trust or a Fund.

7. Investment Transactions

For the year ended June 30, 2019, the cost of securities purchased and proceeds from sales of securities, excluding short-term investments, were as follows:

Fund	Purchases	Sales
AGF Global Equity Fund	$185,899	$201,934
AGF Global Sustainable Growth Equity Fund	450,768	284,786

FQF Trust
Notes to Financial Statements (continued)
June 30, 2019

8. Purchase and Sale of Fund Shares

The information below explains how to purchase and sell shares of the Funds directly. Investors purchasing or selling shares through a financial intermediary may be charged transaction-based or other fees by the financial intermediary for its services. Please contact your financial intermediary for information regarding these fees and for purchase instructions.

You may purchase or redeem Fund shares through your broker-dealer, other financial intermediary that has an agreement with the Distributor, or through the Transfer Agent. You may purchase, redeem or exchange shares of any class of the Fund on any day the NYSE is open for business.

Class I Shares

Class I shares are offered by each Fund to institutions and individuals with a $1,000,000 minimum requirement for initial investment, and no minimum is required for additional investments. The minimum requirement may be waived, at the Adviser’s discretion, for certain institutions or individuals who are charged fees for advisory, investment, consulting or similar services by a financial intermediary or other service provider. Neither the minimum requirement for initial investment for the Funds nor the requirements for the minimum account size will apply to investments by employees of the Adviser (or their affiliates), officers and trustees of the Funds, partners or employees of law firms that serve as counsel to the Funds or the Funds’ independent trustees, or members of the immediate families of the foregoing (e.g. spouses and children).

Class I shares of each Fund have an investment minimum of $1,000,000 and a minimum account balance of $1,000,000. There is no investment minimum or minimum investment account size requirement for qualified retirement benefit plans. The Funds reserve the right to redeem shares if an account balance for any Fund falls below the minimum account balance due to redemptions and not due to market movement. If the account balance is not increased to the minimum amount within 60 days of the investor being notified by the Fund, then the account may be closed and the proceeds in the account given to the investor. Fund shares will be redeemed at NAV on the day the redemption transaction is processed.

The investor eligibility requirements for Class I shares of the Funds may be changed from time to time. Any such changes will be reflected in each Fund’s then current prospectus and SAI.

Class R6 Shares

Class R6 shares are offered by each Fund to institutional investors that meet a $1,000,000 minimum requirement for initial investment and to Eligible Investors (as defined below). No minimum is required for additional investments. Institutional investors (including endowments and foundations) are investors deemed appropriate by the Adviser that hold shares of a Fund through an account held directly with the Fund that are not traded through an intermediary, subject to a minimum initial investment of $1,000,000. “Eligible Investors” are not subject to a minimum initial investment and include (a) retirement and benefit plans that have plan-level or omnibus accounts held on the books of a Fund and do not collect servicing or record keeping fees from the Fund; (b) plans or platforms sponsored by a financial intermediary whereby shares are held on the books of a Fund through omnibus accounts, either at the plan or platform level or the level of the plan administrator, and where an unaffiliated third party intermediary provides administrative, distribution and/or other support services to the plan or platform and does not charge the Fund servicing, record keeping or sub-transfer agent fees; and (c) collective investment trusts. Class R6 shares are not available directly to traditional or Roth IRAs, Coverdell Savings Accounts, Keoghs, SEPs, SARSEPs, Simple IRAs, individual 401 (k) plans or individual 403 (b) plans.

Class R6 shares of each Fund have an investment minimum of $1,000,000 and a minimum account balance of $1,000,000. There is no investment minimum or minimum investment account size requirement for Eligible Investors. The Funds reserve the right to redeem shares if an account balance for any Fund falls below the minimum account balance due to redemptions and not due to market movement. If the account balance is not

FQF Trust
Notes to Financial Statements (continued)
June 30, 2019

increased within 60 days of the investor being notified by the Fund, then the account may be closed and the proceeds in the account given to the investor. Fund shares will be redeemed at NAV on the day the redemption transaction is processed.

The investor eligibility requirements for Class R6 shares of the Funds may be changed from time to time. Any such changes will be reflected in each Fund’s then current prospectus and SAI.

Shareholder Concentration Risk

As of June 30, 2019, certain shareholder accounts owned more than 10% of the outstanding shares of AGF Global Equity Fund and AGF Global Sustainable Growth Equity Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. In case of a large redemption, a fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in fund losses and the fund holding a higher percentage of illiquid positions. Large redemptions could also result in decreased economies of scale and increased operating expenses for non-redeeming fund shareholders.

As of June 30, 2019, 100% of AGF Global Equity Fund’s and 80% of AGF Global Sustainable Growth Equity Fund’s outstanding shares, respectively, were held by the Adviser or an affiliate of the Adviser. The AGF Global Sustainable Growth Equity Fund had individual shareholder and/or omnibus accounts that owned 20% of the Fund’s outstanding shares.

9. Principal Risks

Some principal risks apply to both Funds, while others are specific to the investment strategy of one of the Funds. Each Fund may be subject to other principal risks in addition to these identified principal risks. This section discusses certain principal risks encountered by the Funds.

Market Risk.  The market value of a Fund’s investments may increase or decrease sharply and unpredictably in response to the real or perceived prospects of individual companies, particular sectors or industries, governments and/or general economic conditions throughout the world. The value of an investment may decline because of general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. During a general downturn in the securities or other markets, multiple asset classes may decline in value and adversely affect a Fund’s NAV, regardless of the individual results of the securities and other investments in which a Fund invests. These market events may continue for prolonged periods, particularly if they are unprecedented, unforeseen or widespread events or conditions. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

In addition, events in the financial markets and economy may cause volatility and uncertainty and adversely affect Fund performance. For example, a decline in the value and liquidity of securities held by a Fund (including traditionally liquid securities), unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, and an increase in Fund expenses may adversely affect a Fund. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, causing the Fund to modify its existing investment strategies or techniques.

Equity Securities Risk.  Stock markets are volatile. The prices of individual equity securities can rise and fall with the fortunes of the companies that issue them or with general stock market conditions. Changes in the price of individual equity securities held by a Fund will affect such Fund’s NAV. Different types of equity securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. In addition, the value may decline due to general market conditions that are not specifically related to a company

FQF Trust
Notes to Financial Statements (continued)
June 30, 2019

or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Portfolio Management Risk.  Each Fund is actively managed and is therefore subject to investment management risk. The strategies used and investments selected by the Adviser may fail to produce the intended result and the Fund may not achieve its objective, including during a period in which the Adviser takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances. The securities selected for a Fund may not perform as well as other securities that were not selected for the Fund. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, and may generate losses even in a rising market.

Sustainable Investing Risk.  Because AGF Global Sustainable Growth Equity Fund focuses on equity securities of companies that the Adviser believes meet the concept of sustainable development, the Fund’s universe of investments may be smaller than that of other funds that do not focus on sustainable investment themes, which may increase the risk of loss during market declines. The Fund may forgo opportunities to gain exposure to certain attractive companies in certain industries and sectors, such as fossil fuel producers, and may have a reduced weighting in others, due to their lack of positive exposure to sustainable investment themes. The Fund may have to sell a security when it might otherwise be disadvantageous to do so. Because of these themes, the Fund may underperform the market as a whole if such investments underperform the market. There is no guarantee that the Adviser’s efforts to focus on investments in companies that meet the concept of sustainable development will be successful or have a positive impact on the Fund’s performance.

Foreign Securities Risk.  Foreign investments involve additional risks because financial markets outside of the U.S. may be less liquid and companies may be less regulated and have lower standards of accounting and financial reporting. There may not be an established stock market or legal system that adequately protects the rights of investors. Foreign investments can also be affected by social, political, or economic instability.

Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign governments may impose investment restrictions. In general, securities issued by companies in more developed markets, such as the U.S., Canada and Western Europe, have a lower foreign market risk. Securities issued in emerging or developing markets, such as Southeast Asia or Latin America, tend to have a higher foreign market risk than securities issued in developed markets.

Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, each Fund is subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more difficult for the Fund to buy and sell securities on those exchanges and at the expected price. In addition, prices of foreign securities may go up and down more frequently and in wider ranges than prices of securities traded in the United States.

Changes to the real or perceived financial condition or credit rating of foreign issuers may also adversely affect the value of a Fund’s securities. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Because legal systems differ from country to country, there is also the possibility that it will be difficult to obtain or enforce legal judgments in favor of the Fund in certain countries. Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Investments in foreign securities may involve higher costs than investments in

FQF Trust
Notes to Financial Statements (continued)
June 30, 2019

U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Each of these factors can make investments in a Fund more volatile and potentially less liquid than other types of investments.

A Fund may trade in futures, forward and option contracts on exchanges located outside the U.S. where the U.S. commodity futures regulations may not apply. Some foreign exchanges, in contrast to U.S. exchanges, are “principals’ markets” in which performance with respect to a contract is the responsibility only of the individual member with whom the trader has entered into a contract and not of the exchange or clearinghouse, if any. In the case of trading on such foreign exchanges, the Fund will be subject to the risk of the inability of, or refusal by, the counterparty, to perform with respect to such contracts. A Fund also may not have the same access to certain trades as do various other participants in foreign markets. Due to the absence of a clearinghouse system on certain foreign markets, such markets are significantly more susceptible to disruptions than U.S. exchanges.

Foreign Currency Risk.  Securities and other instruments in which the Funds invest may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Each Fund’s NAV is determined on the basis of U.S. dollars; therefore, unless perfectly hedged, a Fund may lose value if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Currency exchange rates may fluctuate significantly over short periods of time.

Currency exchange rates also can be affected unpredictably by intervention; by failure to intervene by U.S. or foreign governments or central banks; or by currency controls or political developments in the U.S. or abroad.

Changes in foreign currency exchange rates may affect the NAV of the Fund and the price of the Fund’s shares. Devaluation of a currency by a country’s government or banking authority would have a significant impact on the value of any investments denominated in that currency.

Depositary Receipts Risk.  In some cases, rather than directly holding securities of non-U.S. companies, a Fund may hold these securities through a depositary security and receipt (an “ADR” — American Depositary Receipt, a “GDR” — Global Depositary Receipt, or an “EDR” — European Depositary Receipt). A depositary receipt is issued by a bank or trust company to evidence its ownership of securities of a non-local corporation. Investments in depositary receipts expose the Fund to the same risks as if the Fund invested in the underlying security directly, and exposes the Fund to additional risks. The currency of a depositary receipt may be different than the currency of the non-local corporation to which it relates. The value of a depositary receipt will not be equal to the value of the underlying non-local securities to which the depositary receipt relates as a result of a number of factors. These factors include the fees and expenses associated with holding a depositary receipt, the currency exchange relating to the conversion of foreign dividends and other foreign cash distributions into local currencies, and tax considerations such as withholding tax and different tax rates between the jurisdictions.

In addition, the rights of a Fund, as a holder of a depositary receipt, may be different than the rights of holders of the underlying securities to which the depositary receipt relates, and the market for a depositary receipt may be less liquid than that of the underlying securities. Depositary receipts may be “sponsored” or “unsponsored” and may be unregistered and unlisted. Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. The foreign exchange risk will also affect the

FQF Trust
Notes to Financial Statements (continued)
June 30, 2019

value of the depositary receipt and, as a consequence, the performance of the Fund holding the depositary receipt. As the terms and timing with respect to the depositary for a depositary receipt are not within the control of a Fund or its portfolio manager and if the portfolio manager chooses only to hold depositary receipts rather than the underlying security, the Fund may be forced to dispose of the depositary receipt, thereby eliminating its exposure to the non-local corporation, at a time not selected by the portfolio manager of the Fund, which may result in losses to the Fund or the recognition of gains at a time which is not opportune for the Fund. Where the custodian or similar financial institution that holds the issuer’s shares in a trust account is located in a country that does not have developed financial markets, a Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Emerging Markets Risk.  The Funds may invest in issuers located in emerging market economies (including frontier market economies). The value of mutual funds that invest in emerging markets may fluctuate more than those that invest in developed markets. In emerging market countries, securities markets may be less liquid, less diverse and may provide less transparency, making it more difficult to buy and sell securities. Also, some emerging markets economies may face political or other non-economic events that may have an impact on the normal functioning of the securities markets. Investments in emerging market economies also subject the Funds to risks relating to: (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict a Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) lower levels of government regulation and less extensive accounting, financial and other reporting requirements; (vii) high rates of inflation for prolonged periods; and (viii) particular sensitivity to global economic conditions. Sovereign debt of emerging countries may be in default or present a greater risk of default. The same risks exist and may be greater in frontier markets.

Exchange-Traded Funds and Other Investment Companies Risk.  The risks of investing in securities of ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or other investment company invests. In addition, the Fund bears its proportionate share of the fees and expenses of the underlying fund, which may have an adverse impact on the Fund’s operating expenses and performance and may affect the value of your investment.

Equity-Linked Investments.  Equity-linked investments, such as participatory notes, are traded over-the-counter and are designed to replicate the performance of the underlying asset. Equity-linked investments involve additional risks beyond the risks normally associated with a direct investment in the underlying security and its performance may differ from the underlying security’s performance. Holders of equity-linked investments such as participation notes do not have the same rights as an owner of the underlying stock and are subject to the credit risk of the issuer, and participation notes are privately issued and may be illiquid. Equity-linked investments allow a Fund to invest in equity securities located in foreign markets which the Fund may be unable or unwilling to invest in directly, and expose the Fund to the risks of the underlying or reference foreign security. In addition, the performance of equity-linked securities may not correlate to the performance of the underlying security due to transaction costs and other expenses. Equity-linked investments also expose a Fund to counterparty risk, which is the risk that the issuer of such investment — which is different from the issuer of the underlying investment — may be unwilling or unable to fulfill its obligations. There is no guarantee that a liquid market will exist or that the counterparty or issuer of such investments will be willing to repurchase them when the Fund wishes to sell them. If a counterparty becomes bankrupt or insolvent or otherwise fails or is unwilling to perform its obligations to a Fund due to financial difficulties or for other reasons, the Fund may experience significant losses or delays in obtaining any recovery (including recovery of any collateral the counterparty has provided to a Fund in respect of the counterparty’s obligations to the Fund or that

FQF Trust
Notes to Financial Statements (continued)
June 30, 2019

a Fund has provided to the counterparty) in a dissolution, assignment for the benefit of creditors, liquidation, winding-up, bankruptcy, or other analogous proceeding.

Liquidity Risk.  Investors often describe the speed and ease with which an asset can be purchased or sold and converted into cash as its liquidity. A Fund intends for most of its investments to be sold promptly at a fair price and therefore can be described as relatively liquid. But the Fund may also hold investments that are illiquid, which are investments that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

Investments may be illiquid for a variety of reasons, including because of legal restrictions, the nature of the investment itself, settlement terms, or for other reasons. Sometimes, there may simply be a shortage of buyers.

Additionally, liquid investments may become illiquid after purchase by a Fund, particularly during periods of adverse market or economic conditions. To the extent that a Fund’s investment strategies involve securities of companies with smaller market capitalizations, non-U.S. securities, or derivatives, the Fund will tend to have the greatest exposure to liquidity risk. A Fund that has trouble selling an investment can lose money or incur extra costs which could prevent the Fund from taking advantage of other investment opportunities. In addition, illiquid investments may be more difficult to value accurately, may experience larger price changes, and may be sold at a price that is different from the price at which it is valued for purposes of the Fund’s NAV. This can cause greater fluctuations in the Fund’s NAV.

Large Shareholders Risk.   The Funds are subject to the risk that a large shareholder can purchase or redeem a large percentage of Fund shares at any time. To meet large redemption requests, a Fund may be forced to sell portfolio securities or invest cash at times when it would not otherwise do so. As a result, the Fund’s performance may suffer and the Fund can incur high turnover, brokerage costs, realize gains or losses at inopportune times, lose money or hold a less liquid portfolio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. A Fund may also experience adverse tax consequences as a result of a large shareholder transaction. Under certain circumstances, a Fund may also experience frequent large shareholder transactions.

The Funds’ prospectuses contain additional information regarding the principal risks associated with an investment in a Fund.

10. Guarantees and Indemnifications

In the normal course of business, a Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

11. New Accounting Pronouncements

On August 28, 2018, the FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after

FQF Trust
Notes to Financial Statements (continued)
June 30, 2019

December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosure upon issuance of this ASU. The Funds have early adopted ASU 2018-13 for these financial statements.

12. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued. No subsequent events requiring financial statement adjustment or disclosure have been identified other than the following:

At a meeting held on August 19, 2019, the Board of Trustees approved a Plan of Liquidation providing for the liquidation and termination of the AGF Global Equity Fund (“Liquidation”). The Liquidation does not require shareholder approval and you are not being asked to vote on the Liquidation. Shareholders who own shares of the Fund will receive a supplement dated on or about August 20, 2019 to the Fund’s prospectus containing further information regarding the Liquidation which is scheduled to take place on or about September 19, 2019.

FQF Trust
Report of Independent Registered Public Accounting Firm June 30, 2019

To the Board of Trustees of FQF Trust and the Shareholders of the AGF Global Equity Fund and AGF Global Sustainable Growth Equity Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of AGF Global Equity Fund and AGF Global Sustainable Growth Equity Fund (two of the funds constituting FQF Trust, hereafter collectively as the “Fund”) as of June 30, 2019, the related statements of operations for the year ended June 30, 2019, and the statements of changes in net assets and financial highlights for the year ended June 30, 2019 and for the period November 3, 2017 (commencement of operations) through June 30, 2018, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2019, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year ended June 30, 2019 and the period November 3, 2017 (commencement of operations) through June 30, 2018, in conformity for accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2019 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
August 26, 2019

We have served as the auditor of one or more investment companies in FQF Trust since 2012.

FQF Trust
Expense Example (Unaudited)
June 30, 2019

As a shareholder, you incur two types of costs: (1) transaction costs for, such as brokerage commissions, purchasing and selling shares and (2) ongoing costs, including management fees, other operational and investment related expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended June 30, 2019.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended June 30, 2019.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage commissions on the purchases and sales of Fund shares. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

FQF Trust
Expense Example (Unaudited)
June 30, 2019

	Beginning Account Value 01/01/19	Ending Account Value 06/30/19	Expenses Paid During the Period*	Annualized Expense Ratio During Period
AGF Global Equity Fund(a)
Class I
Actual	$1,000.00	$1,169.70	$4.30	0.80%
Hypothetical	$1,000.00	$1,020.83	$4.01	0.80%
Class R6
Actual	$1,000.00	$1,169.70	$4.30	0.80%
Hypothetical	$1,000.00	$1,020.83	$4.01	0.80%
AGF Global Sustainable Growth Equity Fund
Class I
Actual	$1,000.00	$1,217.50	$4.40	0.80%
Hypothetical	$1,000.00	$1,020.83	$4.01	0.80%
Class R6
Actual	$1,000.00	$1,217.50	$4.40	0.80%
Hypothetical	$1,000.00	$1,020.83	$4.01	0.80%
*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 181 days in the most recent fiscal half-year divided by 365 days in the fiscal year (to reflect the one-half year period).
(a)	The annualized expense ratio does not reflect the indirect expenses of the underlying Funds in which it invests.

FQF Trust
Board Consideration of the Investment Advisory Agreement

At its regular meeting on February 22, 2019 the Board of Trustees (“Board”) of FQF Trust (“Trust”), including the Trustees who are not “interested persons” of the Trust or AGF Investment Americas Inc. (“AGFA” or the “Adviser”) (including its affiliates) (such Trustees, the “Independent Trustees”), approved the Investment Advisory Agreement (the “Agreement”) for AGF Global Equity Fund and AGF Global Sustainable Growth Equity Fund (each a “Mutual Fund” and, together, the “Mutual Funds”).

In evaluating the Agreement, the Board, including the Independent Trustees, reviewed materials furnished by AGFA and met with senior representatives of AGFA regarding their personnel and operations. The Board also considered materials that they had received at past meetings, including routine quarterly meetings, relating to the nature, extent and quality of AGFA’s services, including information concerning each Mutual Fund’s advisory fee, net expense ratio, and performance. Generally, the Board considered the following factors, among others, in connection with its approval of the Agreement: (1) the nature, extent, and quality of the services to be provided by the Adviser; (2) the investment performance of each Mutual Fund; (3) the costs of the services provided; (4) the extent to which economies of scale might be realized as each Mutual Fund grows; (5) whether fee levels reflect any such potential economies of scale, if any, for the benefit of investors; and (6) other benefits, if any, derived by AGFA from its relationship with the Mutual Funds.

Nature, Extent and Quality of Services; Investment Performance

With respect to the nature, extent and quality of the services provided, the Board considered the portfolio management and other personnel of AGFA who perform services for each Mutual Fund, the compliance function of AGFA and the financial condition of AGFA. In this regard, among other things, the Board noted AGFA’s history of compliance. Further, the Board evaluated the integrity of AGFA’s personnel, the experience of the portfolio management team, and the management of each Mutual Fund in accordance with its stated investment objectives and policies. The Board also considered the demonstrated ability of the portfolio managers to manage each Mutual Fund’s investments in accordance with its principal investment strategies.

With respect to the performance of each Mutual Fund, the Board considered each Fund’s performance since inception and for the last quarter and one-year period. In this regard, among other things, the Board considered each Mutual Fund’s performance compared to its benchmark index, one or more funds identified by AGFA as comparable (“Comparator Funds”), and the performance of a composite of other AGFA accounts managed pursuant to a substantially similar investment strategy. The Board observed that, based on this comparison, the Mutual Funds performed variably relative to their Comparator Funds, composites, and the benchmark indexes for the periods considered.

Regarding the Global Equity Fund, the Board noted the long-term outperformance of the strategy vis-à-vis the benchmark index, as well as the Fund’s near-term underperformance vis-à-vis the benchmark index and certain Comparator Funds. In determining to renew the Agreement, the Board considered the Adviser’s continuous monitoring and oversight of the strategy, as discussed at quarterly Board meetings, and the portfolio managers’ explanations at such meetings of the challenges presented for the strategy by recent market conditions. The Board also noted the Adviser’s assertion that the Fund’s performance appeared to be trending upward.

Regarding the Global Sustainable Growth Fund, the Board noted the long-term outperformance of the strategy vis-à-vis the benchmark index and the performance challenge encountered by the Fund in 2018. The Board also noted the Adviser’s assertion that the Fund’s performance appeared to be trending upward. Based on the information considered, the Board concluded that the nature, extent and quality of services supported renewal of the Agreement.

Fund Expenses; Cost of Services; Economies of Scale; Related Benefits

With respect to the overall fairness of the Agreement, the Board considered the fee structure of the Agreement for each Mutual Fund and any fall-out benefits likely to accrue to the Adviser or its affiliates as a result of the Adviser’s relationship with the Mutual Funds. In this regard, the Board reviewed tables comparing each Mutual

FQF Trust
Board Consideration of the Investment Advisory Agreement (continued)

Fund’s advisory fee and net expense ratio to a group of Comparator Funds. Further, the Board considered the advisory fee rate schedule of other accounts managed by the Adviser pursuant to substantially similar investment strategies as the Mutual Funds. The Board concluded that the advisory fee rate schedule and net expense ratio of each Mutual Fund were not unreasonable.

The Board discussed any anticipated economies of scale in relation to the services the Adviser would provide to each Mutual Fund. Noting that the Mutual Funds had only recently begun investment operations, the Board concluded it was too soon to properly evaluate the potential economies of scale for the Mutual Funds and noted AGFA’s belief that it does not expect to experience any economies of scale within the initial 2 to 3 year period or operations.

With regard to the profitability of the Mutual Funds, the Board noted that since the Mutual Funds’ inception, the Mutual Funds have not gathered any assets and AGF Management Limited, the parent company of AGFA, has generally subsidized their operations. Based on these and other factors, the Board determined that profitability was not a material factor to be considered in connection with the renewal of the Agreement.

Based on their review of the facts and circumstances related to the Agreement, the Board concluded that each Mutual Fund and its shareholders could benefit from AGFA’s continued management of the portfolio. Thus, the Board determined that the renewal of the Agreement with respect to each Mutual Fund was appropriate and in the best interest of the Mutual Fund and its shareholders. In their deliberations, the Board did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to different factors. After reviewing a memorandum from Independent Trustee counsel discussing the legal standards applicable to the Board’s consideration of the Agreement, and after the Independent Trustees met privately with such counsel, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Agreement, was fair and reasonable in light of the services performed, expenses incurred and such other matters as the Board considered relevant.

FQF Trust
Additional Information (Unaudited)

Proxy Voting Information

A description of FQF Trust’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Funds’ website at www.AGF.com or the U.S. Securities and Exchange Commission’s (“SEC”) SEC’s website at www.sec.gov or by calling collect 833-AGF-FUND (833-243-3863).

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling collect 1-833-AGF-FUND (833-243-3863) or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

FQF Trust files has filed its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year to date Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Funds’ Forms N-Q, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov. In addition, the Funds’ full portfolio holdings are updated daily and available on the AGF Funds’ website at www.AGF.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Federal Tax Information

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the percentages of ordinary dividends paid during the tax year ended June 30, 2019 are designated as “qualified dividend income” (QDI), as defined in the Act, subject to reduced tax rates in 2019. The Funds also qualify for the dividends received deduction (DRD) for corporate shareholders. Complete information will be reported in conjunction with your 2019 Form 1099-DIV.

As of June 30, 2019, the Fund federal tax information was as follows:

Fund	QDI	DRD
AGF Global Equity Fund	100.00%	63.48%
AGF Global Sustainable Growth Equity Fund	100.00%	67.34%

FQF Trust
Trustees and Officers of the Trust (Unaudited)

Trustees

Name, Address*, Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Peter A. Ambrosini Year of Birth: 1944	Trustee	Indefinite/ Since 2011	Independent Consultant, Independent Directors of GMO Trust (2013 – Present); Independent Consultant, GMO Funds, (2011 to present); Principal, Dover Consulting LLC (2008 to 2015).	12	None
Joseph A. Franco Year of Birth: 1957	Trustee	Indefinite/ Since 2011	Professor of Law, Suffolk University Law School (1996 to present).	12	None
Richard S. Robie III Year of Birth: 1960	Trustee	Indefinite/ Since 2011	Chief Operating Officer, Eagle Capital Management (July 2017 to present); Consultant, Advent International (August 2010 to July 2017).	12	None
Interested Trustee**
William C. Carey Year of Birth: 1960	Trustee; Vice President	Indefinite/ Since 2018 Since 2018	Chief Executive Officer, FFCM LLC (September 2013 to present); President, F-Squared Retirement Solutions (2011 to 2012).	12	Trustee, Bates College (2011 to present)
*	Each Independent Trustee may be contacted by writing to the Independent Trustee of FQF Trust, c/o Robert J. Rhatigan, Dechert LLP, 1900 K Street, NW, Washington DC 20006.
**	Mr. Carey is an “interested person,” as defined by the 1940 Act, because of his employment with and ownership interest in the Adviser.

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling (617) 292-9801 (collect).

FQF Trust
Trustees and Officers of the Trust (Unaudited)

Officers

Name, Address, Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Joshua G. Hunter 10 High Street, Suite 302 Boston, MA 02110 Year of Birth: 1981	Principal Financial Officer and Treasurer	Indefinite/ Since 2015	Principal Financial Officer, Foreside Management Services LLC (July 2015 to present); Vice President/Assistant Vice President, Treasury Services, JPMorgan Chase & Co. (July 2008 to July 2015).*
William H. DeRoche 53 State Street, Suite 1308, Boston, MA 02109 Year of Birth: 1962	President	Indefinite/ Since 2012	Chief Investment Officer, Adviser (April 2010 to present); Chief Compliance Officer, Adviser (June 2012 to March 2017); Portfolio Manager, ICC Capital (March 2015 to December 2015).
Kevin McCreadie 66 Wellington Street West 31st Floor Toronto, Ontario Canada M5K 1E9 Year of Birth: 1960	Vice President	Indefinite/ Since 2017	Director and Chief Investment Officer of AGF Investments America Inc., and Executive Vice President and Chief Investment Officer of AGF Management Limited (June 2014 to present); Senior Officer and/or Director of certain subsidiaries of AGF Management Limited (June 2014 to present); Managing Executive — Institutional Asset Management, PNC Financial Services Group Inc.’s (“PNC”) Asset Management Group (December 2008 to May 2014); President and Chief Investment Officer, PNC Capital Advisors, LLC, a division of PNC and President, PNC Funds Co. and President, PNC Alternative Investment Funds Co. (March 2007 to May 2014).

Kenneth A. Kalina c/o Foreside 3 Canal Plaza, Suite 100 Portland, ME 04101 Year of Birth: 1959	Chief Compliance Officer	Indefinite/ Since 2017	Fund Chief Compliance Officer, Foreside Fund Officer Services, LLC (June 2017 to present); Chief Compliance Officer, Henderson Global Funds (December 2005 to June 2017); Chief Compliance Officer, Henderson Global Investors (North America) Inc. (December 2005 to December 2015).*

*	Mr. Hunter and Mr. Kalina serve as officers to other unaffiliated mutual funds or closed-end funds for which the Distributor (or its affiliates) acts as distributor (or provider of other services).

FQF Trust

53 State Street, Suite 1308
Boston, MA 02109
www.AGF.com

Distributor:
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Item 2. Code of Ethics.

As of the end of the period, June 30, 2019, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, there have been no waivers granted under the code of ethics.

Item 3. Audit Committee Financial Expert.

The Board has determined that it does not include an audit committee financial expert, notwithstanding certain Trustees’ past experience overseeing the implementation of accounting controls and principles, due to the continuous modernization of accounting and tax requirements and the increasingly important role played by technology in the conduct of audits.

Item 4. Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for FQF Trust by PricewaterhouseCoopers LLP (“PwC”) for the fiscal years ended June 30, 2018 June 30, 2019 were:

	2018	2019
Audit Fees (a)	30,600	31,841
Audit Related Fees (b)	0	0
Tax Fees (c)	17,280	17,510
All Other Fees (d)	0	0
Total:	47,880	49,351

(a)	Audit Fees: These fees relate to professional services rendered by PwC for the audit of the Registrant’s annual financial statement or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filing or engagements. These services include the audits of the financial statements of the Registrant and issuance of consents.

(b)	Audit Related Fees: These fees relate to assurance and related services by PwC related to audit services in connection with the June 30, 2018 and June 30, 2019 annual financial statement.

(c)	Tax Fees: These fees relate to professional services rendered by PwC for tax compliance, tax advice and tax planning.

(d)	All Other Fees: These fees relate to products and services provided by PwC other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)(1)	Per Rule 2-01(c)(7)(A) and the charter of the Registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the Registrant, pre-approves (i) the principal accountant’s provision of all audit and permissible non-audit services to the Registrant (including the fees and other compensation to be paid to the principal accountant), and (ii) the principal accountant’s provision of any permissible non-audit services to the Registrant’s investment adviser (the “Adviser”), sub-adviser or any entity controlling, controlled by, or under common control with any investment adviser or sub-adviser, if the engagement relates directly to the operations of the financial reporting of the Trust.

(e)(2)	0% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	If greater than 50%, disclose the percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees: Not Applicable.

(g)	Disclose the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal year ended June 30, 2018 and June 30, 2019: $17,280 and $17,510, respectively.

(h)	The Registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. All of the Board’s independent Trustees, Peter A. Ambrosini, Joseph A. Franco and Richard S. Robie III, are members of the Audit Committee.

(b)	Not Applicable.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Exhibits.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Code of Ethics – Filed herewith.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not applicable.

(a)(4)	A change in the registrant’s independent public accountant – Not applicable

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FQF Trust

By:	/s/William DeRoche

William DeRoche

President

September 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/William DeRoche

William DeRoche

President

September 6, 2019

By:	/s/Joshua Hunter

Joshua Hunter

Principal Financial Officer and Treasurer

September 6, 2019